VictoryShares Pioneer Asset-Based Income ETF Shareholder Fees	Jun. 23, 2025 USD ($)
VictoryShares Pioneer Asset-Based Income ETF | VictoryShares Pioneer Asset-Based Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0